FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Financial Assets Measured at Fair Value on Recurring Basis

The Company’s financial assets measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of the following dates:

	December 31, 2012
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$169,894	$—	$—	$169,894
Marketable securities:
Government and corporate debentures - fixed interest rate	—	1,941,781	—	1,941,781
Government-sponsored enterprises	—	444,879	—	444,879
Government and corporate debentures - floating interest rate	—	98,148	—	98,148
Auction rate securities	—	—	2,697	2,697
Foreign currency derivative contracts	—	1,469	—	1,469

Total financial assets	$169,894	$2,486,277	$2,697	$2,658,868

	December 31, 2013
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$88,784	$—	$—	$88,784
Marketable securities:
Government and corporate debentures - fixed interest rate	—	2,565,099	—	2,565,099
Government-sponsored enterprises	—	535,415	—	535,415
Government and corporate debentures - floating interest rate	—	120,978	—	120,978
Foreign currency derivative contracts	—	91	—	91

Total financial assets	$88,784	$3,221,583	$—	$3,310,367

Fair Value Measurements Using Significant Unobservable Inputs

The following table presents the changes in Level 3 instruments measured on a recurring basis for the years ended December 31, 2012 and 2013:

Auction rate securities
Balance at January 1, 2012	$6,078
Securities sold during 2012	(3,381)

Balance at December 31, 2012	2,697
Recognized gains in income	928
Securities sold during 2013	(3,625)

Balance at December 31, 2013	$—